Loans (Non-Accrual and Past Due Loans and Troubled Debt Restructurings Recorded Book Balance) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	3	2
Accruing past due loans, number of borrowers 30 to 59 days past due	6	1
Accruing past due loans, number of borrowers 60 to 89 days past due	2	3
Accruing past due loans	8	5
Accruing troubled debt restructurings, number of borrowers	1	4
Non-accrual account balance	$ 1,786,793	$ 1,247,312
Non-accrual interest not accrued	314,268	214,219
30-59 days past due account balance	1,910,500	421,805
60-89 days past due account balance	888,719	322,805
Troubled debt restructurings account balance	499,122	5,180,550
Total Past Due	2,799,219	778,980
Legacy [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	2
Non-accrual account balance	817,456
Non-accrual interest not accrued	46,627
Legacy [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1	1
Non-accrual account balance	969,337	1,169,337
Non-accrual interest not accrued	267,641	212,484
Legacy [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers		1
Accruing past due loans, number of borrowers 30 to 59 days past due	1
Accruing past due loans, number of borrowers 60 to 89 days past due		1
Non-accrual account balance		77,975
Non-accrual interest not accrued		1,735
30-59 days past due account balance	439,768
60-89 days past due account balance		11,043
Legacy [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing past due loans, number of borrowers 90 or more days past due		1
Accruing troubled debt restructurings, number of borrowers		1
90 or more days past due account balance		34,370
Troubled debt restructurings account balance		142,671
Legacy [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1
Accruing past due loans, number of borrowers 30 to 59 days past due	5	1
Accruing past due loans, number of borrowers 60 to 89 days past due	2	2
Accruing troubled debt restructurings, number of borrowers		3
30-59 days past due account balance	1,470,732	421,805
60-89 days past due account balance	888,719	311,762
Troubled debt restructurings account balance	499,122	5,037,879
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	19	17
Accruing past due loans, number of borrowers 30 to 59 days past due	16	19
Accruing past due loans, number of borrowers 60 to 89 days past due	3	3
Accruing past due loans	21	22
Accruing troubled debt restructurings, number of borrowers	2	2
Non-accrual account balance	4,841,608	4,583,027
Non-accrual interest not accrued	2,015,176	1,694,324
30-59 days past due account balance	704,346	497,349
60-89 days past due account balance	21,692	341,925
Troubled debt restructurings account balance	153,290	154,088
Total Past Due	1,666,110	839,274
Acquired [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	7	7
Non-accrual account balance	2,431,806	2,288,900
Non-accrual interest not accrued	870,081	1,164,630
Acquired [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	3	2
Non-accrual account balance	850,000	1,184,146
Non-accrual interest not accrued	705,281	255,560
Acquired [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	6	4
Non-accrual account balance	1,300,661	1,019,942
Non-accrual interest not accrued	388,346	241,093
Acquired [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	3	4
Accruing past due loans, number of borrowers 30 to 59 days past due	3
Accruing past due loans, number of borrowers 60 to 89 days past due	2
Non-accrual account balance	259,141	90,039
Non-accrual interest not accrued	51,468	33,041
30-59 days past due account balance	237,115
60-89 days past due account balance	20,993
Acquired [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1
Accruing past due loans, number of borrowers 30 to 59 days past due	12	16
Accruing past due loans, number of borrowers 60 to 89 days past due	1	1
Accruing past due loans, number of borrowers 90 or more days past due	2
Accruing troubled debt restructurings, number of borrowers		2
30-59 days past due account balance	42,124	22,698
60-89 days past due account balance	699	3,494
90 or more days past due account balance	940,072
Troubled debt restructurings account balance	442	154,088
Acquired [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1
Accruing past due loans, number of borrowers 30 to 59 days past due	1	3
Accruing past due loans, number of borrowers 60 to 89 days past due		2
30-59 days past due account balance	425,107	474,651
60-89 days past due account balance		338,431
Troubled debt restructurings account balance	$ 152,848